UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21635
                        Mount Yale Opportunity Fund, LLC
               (Exact name of registrant as specified in charter)

           8000 Norman Center Drive, Suite 630, Minneapolis, MN 55437
               (Address of principal executive offices) (Zip code)

                        Mount Yale Asset Management, LLC,
                       8000 Norman Center Drive, Suite 630
                              Minneapolis, MN 55437
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 897-5390
                                                           --------------
Date of fiscal year end: December 31
                         ------------
Date of reporting period: July 1, 2004 - June 30, 2005
                          ----------------------------
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ITEM 1. PROXY VOTING RECORD
The registrant held no securities during the period July 1, 2004 through June 30, 2005. Accordingly, there are no voting records to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mount Yale Opportunity Fund, LLC

By /s/John L. Sabre
   ----------------------
   John L. Sabre
   Principal Executive Officer

Date August 30, 2005